S000031384 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	308 Months Ended	356 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Information Technology Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.50%	17.71%	21.81%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Columbia Variable Portfolio - Seligman Global Technology Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	34.70%	18.71%	23.01%
Performance Inception Date					May 01, 1996
Columbia Variable Portfolio - Seligman Global Technology Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	34.37%	18.42%	22.70%
Performance Inception Date				May 01, 2000